Exchange Differences, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Income from purchase-sale of foreign currency	$ 10,522,779	$ 7,818,158	$ 5,012,970
Conversion of foreign currency assets and liabilities into pesos	(219,887)	2,164,066	182,224
Total Exchange Differences, Net	$ 10,302,892	$ 9,982,224	$ 5,195,194